EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES	12 Months Ended
Mar. 31, 2026
EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES

7. EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES

During the year ended March 31, 2026, the Company incurred $19,179,186 (year ended March 31, 2025 - $22,575,096) on exploration and evaluation expenses and recovered $18,961,755 (year ended March 31, 2025 - $18,921,430) of this amount from its partners, both of which have been included in the statements of net loss and comprehensive loss. The following tables summarize the exploration and evaluation expenses incurred.

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Table of Contents

	IKE	JOY (1)	DUKE	OTHER	TOTAL
Year ended March 31, 2026	($)	($)	($)	($)	($)
Assays and analysis	50,519	412,038	580,235	93,208	1,136,000
Drilling	6,545	3,023,347	2,903,542	2,230	5,935,664
Environmental	330	9,801	30,284	–	40,415
Equipment rental	16,200	229,129	228,233	142	473,704
Freight	–	322,460	145,736	–	468,196
Geological, including geophysical	74,860	1,087,521	1,451,086	236,788	2,850,255
Graphics	1,299	7,115	5,257	3,855	17,526
Helicopter and fuel	–	1,846,554	1,951,779	12,094	3,810,427
Operations support	19,860	1,000,931	658,803	70,908	1,750,502
Property acquisition and assessments costs	68,280	707,448	24,667	107,020	907,415
Socioeconomic	21,660	111,153	86,884	45,829	265,526
Technical data	146	–	–	–	146
Travel and accommodation	5,540	508,296	980,415	29,159	1,523,410
	265,239	9,265,793	9,046,921	601,233	19,179,186

	IKE	JOY	DUKE	OTHER	TOTAL
Year ended March 31, 2025	($)	($)	($)	($)	($)
Assays and analysis	293,030	1,009,421	554,906	4,180	1,861,537
Drilling	596,256	3,648,508	1,142,301	–	5,387,065
Environmental	16,316	54,459	24,781	533	96,089
Equipment rental	62,610	203,124	157,025	–	422,759
Freight	49,476	262,350	107,451	152	419,429
Geological, including geophysical	454,583	1,321,153	1,900,966	72,768	3,749,470
Graphics	2,236	7,310	17,643	903	28,092
Helicopter and fuel	1,031,806	2,288,980	1,148,199	–	4,468,985
Operations support	102,493	16,924	24,949	522,040	666,406
Property acquisition and assessments costs	481,900	2,590,722	1,368,652	28,555	4,469,829
Socioeconomic	91,292	206,574	189,261	22,068	509,195
Technical data	4,200	34,890	34,820	–	73,910
Travel and accommodation	25,018	200,297	187,924	9,091	422,330
	3,211,216	11,844,712	6,858,878	660,290	22,575,096

(1)

Includes expenses incurred to the date the JOY District mineral rights and title were transferred to Aurora Minerals Ltd. upon the establishment of the JOY District joint venture with Freeport (note 8). All exploration costs incurred on the JOY District subsequent to August 20, 2025 have been recorded in Aurora Minerals Ltd. and are not presented here.

Below is a summary of the Company’s major exploration property interests, together with the material property transactions.

(a) IKE District

The IKE District is subject to the following royalties:

•

A 1% net smelter return (“NSR’) on the IKE Property mineral claims capped at $2 million, which can be repurchased at any time for $2 million. An additional 2% NSR, subject to the Company retaining the right to purchase up to the entire royalty amount by the payment of up to $4 million. The Company has also agreed to make annual advance royalty payments of $50,000 to the holders of the 2% NSR royalty interest and, upon completion of a positive feasibility study, to issue to these same parties 500,000 common shares.

•

A 2% NSR on the Granite Property mineral claims which can be purchased for $2 million. In addition, there is an underlying 2.5% NSR royalty on certain mineral claims within the Granite Property, which can be purchased at any time for $1.5 million less any amount of royalty already paid.

•	The entire IKE District is subject to a 1% NSR royalty from mine production capped at a total of $5 million.

(b) JOY District (note 8)

The JOY District is comprised of: the AuRORA Au-Cu-Ag Deposit, PINE Au-Cu Deposit, and the TWINs and CANYON Au-Cu Discoveries together with Paula Property, JOY Property, Brenda Property and PIL Property.

In November 2019, the Company entered into a purchase agreement with two prospectors to acquire 100% of a single mineral claim, called the Paula Property. The Paula Property forms part of the agreement with Freeport (below).

In December 2019, as per the amended PINE Property purchase agreement between Amarc and Gold Fields Toodoggone Exploration Corp. (“GFTEC”), the Company completed its acquisition of the PINE property by issuing to GFTEC 5,000,000 common shares of the Company. The amended agreement requires a further 2,000,000 common shares to be issued to GFTEC contingent on reaching certain expenditure levels, as defined by the amended agreement. On August 21, 2025, the Company issued 1,000,000 common shares to GFTEC as certain expenditure levels were met (note 11(a)). The fair value of the shares issued was $690,000 and has been recorded as property acquisition and assessment costs during the year ended March 31, 2026. The PINE Property forms part of the agreement with Freeport (below).

JOY District Agreement with Freeport

On May 11, 2021, the Company and Freeport-McMoRan Mineral Properties Canada Inc. (“Freeport”), a wholly-owned subsidiary of Freeport-McMoRan Inc. (NYSE:FCX) entered into a Mineral Property Earn-in Agreement (the “Agreement”) whereby Freeport may acquire up to a 70% ownership interest of the JOY District. To earn an initial 60% interest, Freeport is required to fund $35 million of work expenditures over a 5-year term. On May 11, 2025, Freeport earned the 60% interest under an accelerated timeframe and a private joint venture corporation, Aurora Minerals Ltd. (“AuRORA Minerals”) was established to hold the mineral rights and title and to operate the JOY District (note 8). Freeport also elected to earn an additional 10% interest, for an aggregate 70% interest by sole funding a further $75 million within the following five years at a rate of no less than $10 million per year. Freeport is not obligated to continue funding Stage 2 and may abandon it at any time and revert to the 60:40 ownership arrangement.

On February 5, 2025, the Company entered into a mineral property option agreement to acquire a 100% interest in 22 mineral claims (the “Brenda Property”) that are located adjacent to its JOY tenure and immediately to the east of its AuRORA copper-gold-silver (“Cu-Au-Ag”) discovery. The terms of the 5-year option to acquire 100% of the Brenda Property requires annual payments of $400,000 with the option to purchase exercise price starting at $8 million if exercised in the first year, and increasing on an annual basis to $12 million in year five. The claims are subject to a 2% NSR royalty of which 1% (or one-half) can be acquired for $5 million before commencement of commercial mining operations or $10 million after commencement of mining. The claims fall largely within the area of common interest under the Agreement. In April, 2025, Freeport exercised its right to have the entire Brenda Property included in the JOY District.

In addition, Freeport has an option to acquire 80% of the PIL Property from Finlay Minerals Ltd. (“Finlay”). Approximately 32% (42.34 km2) of the PIL Property mineral claims area lies within the area of common interest under the Agreement. The Company has exercised its right to have the area under common interest brought into the JOY District. Freeport is responsible for making all expenditures to fund the exercise of the PIL Property option with Finlay. Expenditures incurred within the area of common interest will be credited towards the Agreement with Amarc. If Freeport acquires its interest in the PIL Property, Amarc will have a maximum interest of 24% of the PIL Property.

During the year ended March 31, 2026, the Company recorded cost recoveries of $9,376,942 before the joint venture corporation was formed (note 8) (year ended March 31, 2025 - $11,619,947), offsetting the expenditures incurred pursuant to the Agreement.

The JOY District is subject to the following NSR royalties:

•

On November 21, 2017, Amarc acquired 100% interest in the 7,200 hectare JOY Property from a private vendor. This property is subject to an underlying 3% NSR royalty from production to a former owner, which is capped at $3.5 million.

•	The PINE Property is subject to a 3% NSR on the PINE Property capped at $5 million payable from production.

•

A 2.5% net profits interest (“NPI”) on mineral claims comprising approximately 96% of the PINE Property, which are subject to the 3% NSR and a 1% NSR on the balance of the claims that are not subject to the 3% NSR. The NPI royalty can be reduced to 1.25% at any time for $2.5 million in cash or shares. The NSR royalty can be reduced to 0.5% for $2.5 million in cash or shares.

•	The Paula claim is subject to a 1% NSR royalty payable from commercial production that is capped at $500,000.

(c) DUKE District

In November 2016, the Company agreed to acquire a 100% interest in certain mineral claims from a private company owned by one of its directors, reimbursing $168,996 in acquisition costs. These claims are included in the EIA with Boliden (below).

On July 7, 2023, the Company entered into a mineral property option agreement with an arms-length third party optionor to acquire a 100% interest in and to a property, subject to a 2% NSR royalty in the event of commercial production on the property, payable until $10 million has been paid after which the NSR shall cease. To acquire the property, the Company issued 200,000 common shares and must make annual cash payments of $5,000 to the optionor plus funding an annual scholarship for Indigenous students for a period of 10 years in the amount of $20,000 per year. This property is included in the EIA with Boliden (below).

DUKE District Agreement with Boliden

On November 22, 2022, the Company announced that it had entered into a Mineral Property Earn-in Agreement (the “EIA”) with Boliden Mineral Canada Ltd. (“Boliden”), a wholly-owned subsidiary of the Boliden Group. Under the terms of the EIA, Boliden has a two-staged option to earn up to a 70% interest in the DUKE District.

To earn an initial 60% interest Boliden must fund $30 million of exploration and development expenditures within four years of the effective date of the EIA. Amarc is the operator during this initial earn-in stage. Upon earning a 60% interest, Boliden can elect to earn an additional 10% interest in the Duke District, for an aggregate 70% interest, by funding an additional $60 million of exploration and development expenditures at a minimum rate of $10 million per year over the ensuing six years. Once Boliden has earned a 60% interest it will also have the right to become the operator. As of December 31, 2025, Boliden had funded $30 million and earned a 60% interest in the Duke District. On April 30, 2026, Amarc and Boliden signed a joint venture agreement to jointly operate the DUKE District (the “DUKE JV”) effective April 1, 2026. Concurrently, the EIA was terminated and Boliden elected not to exercise the option to increase its interest from 60% to 70%. Boliden appointed Amarc as the operator for the DUKE JV. Under the DUKE JV, Boliden will now participate as to 60% and Amarc 40% in future programs of the DUKE JV, subject to standard dilution provisions in the event of non-participation.

The Company initially records the amounts of contributions received or receivable from Boliden pursuant to the EIA as a liability (advanced contributions received) in the statements of financial position, and subsequently recognized amounts as cost recoveries in the statements of net loss and comprehensive loss as the Company incurs the related expenditures. As at March 31, 2026, the Company recorded advanced contributions balance of $305,349 (March 31, 2025 - $635,530).

During the year ended March 31, 2026, the Company recorded cost recoveries of $9,413,415 (year ended March 31, 2025: $6,858,878) offsetting the expenditures incurred pursuant to the EIA.

(d) Other property transactions

On May 16, 2022, the Company entered into a mineral claims option agreement with an arms-length third party optionor to acquire a 100% interest in and to a property. The property is subject to a 2% NSR royalty in the event of commercial production, payable until $10 million has been paid after which the NSR royalty reduces to 0.5%.

To acquire its interest, the Company paid $100,000 during the year ended March 31, 2023 and shall pay $100,000 on or before May 31, 2023 and each year thereafter to, and including, May 31, 2031 until an aggregate of $1 million has been paid to the optionor. To Mach 31, 2026, an aggregate of $400,000 has been paid.